UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Debt Central Fund

September 30, 2011

1.926211.100

EMC-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.2%
		Principal Amount (b)	Value
Argentina - 2.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (d)		$ 241,530	$ 246,361
City of Buenos Aires 12.5% 4/6/15 (d)		825,000	825,000
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (d)		150,000	125,250
Pan American Energy LLC 7.875% 5/7/21 (d)		270,000	268,650
Transportadora de Gas del Sur SA 7.875% 5/14/17 (d)		567,000	501,795
YPF SA 10% 11/2/28		120,000	132,600
TOTAL ARGENTINA			2,099,656
Brazil - 2.0%
Banco Bradesco SA 5.9% 1/16/21 (d)		150,000	145,500
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (d)		250,000	257,500
6.5% 6/10/19 (d)		100,000	110,500
Banco Votorantim SA 5.25% 2/11/16 (d)		200,000	197,000
BFF International Ltd. 7.25% 1/28/20 (d)		250,000	260,625
Braskem Finance Ltd. 7% 5/7/20 (d)		150,000	150,750
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (d)		200,000	199,000
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (d)		200,000	179,000
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (d)		225,000	216,000
Telemar Norte Leste SA 5.5% 10/23/20 (d)		150,000	143,250
Votorantim Cimentos SA 7.25% 4/5/41 (d)		200,000	189,000
TOTAL BRAZIL			2,048,125
British Virgin Islands - 0.1%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (d)	BRL	250,000	129,918
Canada - 0.4%
Pacific Rubiales Energy Corp. 8.75% 11/10/16		300,000	324,000
Sino-Forest Corp. 6.25% 10/21/17 (d)		260,000	59,800
TOTAL CANADA			383,800
Cayman Islands - 1.3%
Braskem Finance Ltd. 5.75% 4/15/21 (d)		200,000	183,000
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (d)		150,000	135,750
Odebrecht Finance Ltd.:
7% 4/21/20 (d)		150,000	156,000
7.5% (d)(e)		300,000	291,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		$ 225,000	$ 243,675
8.375% 12/10/18		255,000	300,900
TOTAL CAYMAN ISLANDS			1,310,325
Chile - 0.2%
Automotores Gildemeister SA 8.25% 5/24/21 (d)		165,000	159,225
Dominican Republic - 0.1%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (d)		175,000	156,923
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		200,000	214,000
El Salvador - 0.5%
Telemovil Finance Co. Ltd. 8% 10/1/17 (d)		500,000	500,000
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		150,000	146,250
Indonesia - 0.7%
Indo Energy Finance BV 7% 5/7/18 (d)		200,000	170,000
PT Adaro Indonesia 7.625% 10/22/19 (d)		125,000	121,875
PT Pertamina Persero:
5.25% 5/23/21 (d)		235,000	227,363
6.5% 5/27/41 (d)		200,000	194,000
TOTAL INDONESIA			713,238
Ireland - 0.5%
SCF Capital Ltd. 5.375% 10/27/17 (d)		200,000	172,000
VIP Finance Ireland Ltd. 7.748% 2/2/21 (d)		200,000	168,000
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (d)		175,000	164,500
TOTAL IRELAND			504,500
Kazakhstan - 0.7%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (d)		200,000	189,000
Zhaikmunai Finance BV 10.5% 10/19/15 (d)		600,000	519,000
TOTAL KAZAKHSTAN			708,000
Korea (South) - 0.2%
Export-Import Bank of Korea 5.1% 10/29/13 (d)	INR	12,100,000	245,135
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - 3.0%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		$ 250,000	$ 256,250
7.75% 11/3/20 (d)		200,000	186,000
Aquarius Investments Luxemburg 8.25% 2/18/16		200,000	196,000
Evraz Group SA:
8.25% 11/10/15 (d)		250,000	240,000
9.5% 4/24/18 (Reg. S)		225,000	218,250
MHP SA 10.25% 4/29/15 (d)		345,000	293,250
RSHB Capital SA:
6% 6/3/21 (d)		200,000	171,000
9% 6/11/14 (d)		100,000	106,500
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (d)		275,000	235,125
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (c)		250,000	247,813
TMK Capital SA 7.75% 1/27/18		200,000	179,500
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		810,000	777,600
TOTAL LUXEMBOURG			3,107,288
Mexico - 3.2%
Alestra SA de RL de CV 11.75% 8/11/14		525,000	572,250
Gruma SAB de CV 7.75% (Reg. S) (e)		350,000	337,750
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16		404,000	468,640
Petroleos Mexicanos:
5.5% 1/21/21		225,000	236,250
6% 3/5/20		225,000	245,250
6.5% 6/2/41 (d)		150,000	155,250
6.625% (d)(e)		880,000	873,400
8% 5/3/19		200,000	244,500
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		200,000	192,000
TOTAL MEXICO			3,325,290
Mongolia - 0.1%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg.S)		150,000	144,000
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Multi-National - 0.4%
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		$ 200,000	$ 180,000
International Bank for Reconstruction & Development 8.2% 12/12/12	NGN	40,000,000	250,156
TOTAL MULTI-NATIONAL			430,156
Netherlands - 3.7%
DTEK Finance BV 9.5% 4/28/15 (d)		225,000	195,750
HSBK (Europe) BV:
7.25% 5/3/17 (d)		400,000	368,000
9.25% 10/16/13 (d)		325,000	334,750
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		125,000	127,500
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (d)		200,000	195,000
7% 5/5/20 (d)		325,000	325,000
8.375% 7/2/13 (d)		225,000	234,000
9.125% 7/2/18 (d)		375,000	420,000
11.75% 1/23/15 (d)		350,000	404,250
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		125,000	136,250
7.75% 1/20/20 (d)		250,000	277,500
8% 8/7/19 (d)		175,000	196,000
Metinvest BV 10.25% 5/20/15 (d)		325,000	292,500
VimpelCom Holdings BV 7.5043% 3/1/22 (d)		480,000	384,000
TOTAL NETHERLANDS			3,890,500
Pakistan - 0.7%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (d)		800,000	736,000
Paraguay - 0.4%
BBVA Paraguay SA 9.75% 2/11/16 (d)		375,000	393,750
Philippines - 1.1%
Development Bank of Philippines 8.375% (e)(f)		485,000	523,800
National Power Corp. 6.875% 11/2/16 (d)		150,000	166,500
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (d)		200,000	229,500
7.39% 12/2/24 (d)		200,000	230,500
TOTAL PHILIPPINES			1,150,300
Russia - 0.4%
MTS International Funding Ltd. 8.625% 6/22/20 (d)		475,000	472,625
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Singapore - 0.1%
STATS ChipPAC Ltd. 7.5% 8/12/15 (d)		$ 150,000	$ 144,000
Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		137,500	134,063
Turkey - 1.2%
Akbank T.A.S. 5.125% 7/22/15 (d)		375,000	360,000
Turkiye Garanti Bankasi AS:
2.7513% 4/20/16 (d)(f)		400,000	360,000
6.25% 4/20/21 (d)		400,000	364,000
Turkiye Is Bankasi AS 5.1% 2/1/16 (d)		200,000	193,000
TOTAL TURKEY			1,277,000
United Kingdom - 1.4%
Afren PLC 11.5% 2/1/16 (d)		200,000	188,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		425,000	361,250
Standard Bank PLC 5.799% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (f)		175,000	117,250
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (c)		375,000	270,000
Vedanta Resources PLC:
6.75% 6/7/16 (d)		455,000	364,000
8.25% 6/7/21 (d)		200,000	157,000
TOTAL UNITED KINGDOM			1,457,500
United States of America - 2.5%
Braskem America Finance Co. 7.125% 7/22/41 (d)		155,000	144,150
Drummond Co., Inc.:
7.375% 2/15/16		220,000	220,000
9% 10/15/14 (d)		675,000	688,500
NII Capital Corp.:
7.625% 4/1/21		110,000	110,000
10% 8/15/16		200,000	220,500
Pemex Project Funding Master Trust:
5.75% 3/1/18		380,000	412,680
6.625% 6/15/35		510,000	548,250
Southern Copper Corp. 6.75% 4/16/40		245,000	238,632
TOTAL UNITED STATES OF AMERICA			2,582,712
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Venezuela - 4.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		$ 1,195,000	$ 812,600
5% 10/28/15		115,000	69,115
5.25% 4/12/17		700,000	393,750
5.375% 4/12/27		1,840,000	841,800
5.5% 4/12/37		1,025,000	456,125
8% 11/17/13		305,000	272,518
8.5% 11/2/17 (d)		2,105,000	1,378,775
12.75% 2/17/22 (d)		1,295,000	945,350
TOTAL VENEZUELA			5,170,033
TOTAL NONCONVERTIBLE BONDS (Cost $36,446,110)			33,734,312
Government Obligations - 60.9%

Argentina - 5.6%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		968,199	658,376
0.438% 8/3/12 (f)		655,000	617,268
2.5% 12/31/38 (c)		625,000	210,938
7% 9/12/13		1,960,000	1,872,834
7% 10/3/15		2,450,000	2,041,122
Provincia de Cordoba 12.375% 8/17/17 (d)		350,000	301,000
Provincia de Neuquen Argentina 7.875% 4/26/21 (d)		135,000	128,250
TOTAL ARGENTINA			5,829,788
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (d)		225,000	243,000
Bahrain - 0.2%
Bahrain Kingdom 5.5% 3/31/20		200,000	190,000
Belarus - 0.9%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		850,000	612,000
8.95% 1/26/18		400,000	283,000
TOTAL BELARUS			895,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (d)		150,000	162,375
Government Obligations - continued
		Principal Amount (b)	Value
Brazil - 2.9%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (d)		$ 230,000	$ 251,850
Brazilian Federative Republic:
6% 1/17/17		305,000	348,463
7.125% 1/20/37		420,000	536,550
8.25% 1/20/34		195,000	274,463
8.75% 2/4/25		175,000	248,150
10.125% 5/15/27		535,000	842,625
12.25% 3/6/30		290,000	527,800
TOTAL BRAZIL			3,029,901
Colombia - 2.4%
Colombian Republic:
4.375% 7/12/21		400,000	408,000
7.375% 1/27/17		225,000	268,313
7.375% 3/18/19		200,000	246,500
7.375% 9/18/37		425,000	552,500
10.375% 1/28/33		440,000	693,000
11.75% 2/25/20		200,000	307,000
TOTAL COLOMBIA			2,475,313
Congo - 0.3%
Congo Republic 3% 6/30/29 (c)		475,000	308,750
Croatia - 1.1%
Croatia Republic:
6.375% 3/24/21 (d)		450,000	407,250
6.625% 7/14/20 (d)		475,000	444,125
6.75% 11/5/19 (d)		300,000	288,042
TOTAL CROATIA			1,139,417
Dominican Republic - 0.7%
Dominican Republic:
1.2156% 8/30/24 (f)		250,000	213,750
7.5% 5/6/21 (d)		350,000	342,125
9.04% 1/23/18 (d)		191,271	208,485
TOTAL DOMINICAN REPUBLIC			764,360
El Salvador - 0.8%
El Salvador Republic:
7.375% 12/1/19 (d)		150,000	159,750
7.625% 2/1/41 (d)		150,000	144,000
7.65% 6/15/35 (Reg. S)		225,000	218,250
Government Obligations - continued
		Principal Amount (b)	Value
El Salvador - continued
El Salvador Republic: - continued
7.75% 1/24/23 (Reg. S)		$ 175,000	$ 185,500
8.25% 4/10/32 (Reg. S)		100,000	105,500
TOTAL EL SALVADOR			813,000
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (d)		150,000	164,250
Georgia - 0.3%
Georgia Republic 6.875% 4/12/21 (d)		345,000	331,200
Ghana - 0.9%
Ghana Republic:
8.5% 10/4/17 (d)		200,000	210,000
14.99% 3/11/13	GHS	1,100,000	701,017
TOTAL GHANA			911,017
Hungary - 1.0%
Hungarian Republic:
6.25% 1/29/20		250,000	242,500
6.375% 3/29/21		588,000	567,420
7.625% 3/29/41		288,000	279,000
TOTAL HUNGARY			1,088,920
Indonesia - 3.4%
Indonesian Republic:
4.875% 5/5/21 (d)		400,000	404,000
5.875% 3/13/20 (d)		425,000	459,000
6.625% 2/17/37 (d)		275,000	308,688
6.875% 1/17/18 (d)		350,000	392,875
7.75% 1/17/38 (d)		450,000	564,750
8.5% 10/12/35 (Reg. S)		450,000	607,500
11.625% 3/4/19 (d)		550,000	782,375
TOTAL INDONESIA			3,519,188
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,050,000	834,750
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		200,000	185,250
Government Obligations - continued
		Principal Amount (b)	Value
Lebanon - 0.9%
Lebanese Republic:
4% 12/31/17		$ 851,500	$ 832,341
5.15% 11/12/18		100,000	98,880
TOTAL LEBANON			931,221
Lithuania - 0.8%
Lithuanian Republic:
5.125% 9/14/17 (d)		125,000	123,438
6.125% 3/9/21 (d)		150,000	150,000
6.75% 1/15/15 (d)		190,000	199,500
7.375% 2/11/20 (d)		325,000	351,813
TOTAL LITHUANIA			824,751
Mexico - 4.3%
United Mexican States:
5.125% 1/15/20		702,000	761,670
5.625% 1/15/17		554,000	616,325
5.75% 10/12/10		421,000	416,790
5.95% 3/19/19		302,000	342,770
6.05% 1/11/40		976,000	1,110,688
6.75% 9/27/34		615,000	754,913
7.5% 4/8/33		200,000	264,500
8.3% 8/15/31		190,000	270,750
TOTAL MEXICO			4,538,406
Nigeria - 0.3%
Republic of Nigeria 6.75% 1/28/21 (d)		350,000	338,625
Pakistan - 0.7%
Islamic Republic of Pakistan 7.125% 3/31/16 (d)		875,000	708,750
Peru - 1.2%
Peruvian Republic:
5.625% 11/18/50		275,000	273,625
7.35% 7/21/25		175,000	217,000
8.75% 11/21/33		570,000	806,550
TOTAL PERU			1,297,175
Philippines - 2.7%
Philippine Republic:
5.5% 3/30/26		200,000	208,750
6.375% 1/15/32		150,000	170,070
6.375% 10/23/34		325,000	372,125
6.5% 1/20/20		225,000	260,438
Government Obligations - continued
		Principal Amount (b)	Value
Philippines - continued
Philippine Republic: - continued
7.5% 9/25/24		$ 100,000	$ 120,500
7.75% 1/14/31		115,000	147,637
9.5% 2/2/30		510,000	745,875
9.875% 1/15/19		195,000	261,300
10.625% 3/16/25		365,000	551,150
TOTAL PHILIPPINES			2,837,845
Poland - 0.7%
Polish Government:
3.875% 7/16/15		150,000	150,750
5.125% 4/21/21		245,000	244,388
6.375% 7/15/19		275,000	302,500
TOTAL POLAND			697,638
Russia - 6.4%
Russian Federation:
3.625% 4/29/15 (d)		500,000	491,900
5% 4/29/20 (d)		200,000	197,000
7.5% 3/31/30 (Reg. S)		4,016,350	4,514,371
11% 7/24/18 (Reg. S)		190,000	256,975
12.75% 6/24/28 (Reg. S)		775,000	1,292,700
TOTAL RUSSIA			6,752,946
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (d)		200,000	192,000
Serbia - 1.9%
Republic of Serbia:
6.75% 11/1/24 (d)		1,849,500	1,701,540
7.25% 9/28/21 (d)		275,000	261,250
TOTAL SERBIA			1,962,790
Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (d)		350,000	337,750
6.25% 7/27/21 (d)		200,000	192,000
7.4% 1/22/15 (d)		325,000	336,375
TOTAL SRI LANKA			866,125
Turkey - 6.8%
Turkish Republic:
0% 2/20/13	TRY	690,000	331,718
Government Obligations - continued
		Principal Amount (b)	Value
Turkey - continued
Turkish Republic: - continued
5.625% 3/30/21		$ 325,000	$ 334,750
6% 1/14/41		200,000	189,500
6.75% 4/3/18		500,000	551,250
6.75% 5/30/40		500,000	523,750
6.875% 3/17/36		875,000	931,875
7% 9/26/16		450,000	500,625
7.25% 3/15/15		325,000	359,450
7.25% 3/5/38		575,000	640,435
7.375% 2/5/25		900,000	1,028,250
7.5% 7/14/17		500,000	571,250
7.5% 11/7/19		400,000	462,520
11.875% 1/15/30		425,000	695,938
TOTAL TURKEY			7,121,311
Ukraine - 2.8%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (d)		500,000	460,000
Ukraine Government:
6.25% 6/17/16 (d)		575,000	514,625
6.385% 6/26/12 (d)		375,000	364,688
6.75% 11/14/17 (d)		325,000	289,250
6.875% 9/23/15 (d)		325,000	300,625
7.65% 6/11/13 (d)		490,000	472,850
7.75% 9/23/20 (d)		300,000	269,250
7.95% 2/23/21 (d)		300,000	271,500
TOTAL UKRAINE			2,942,788
United Arab Emirates - 0.1%
United Arab Emirates 7.75% 10/5/20 (Reg. S)		150,000	149,250
Uruguay - 1.0%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		350,000	440,999
8% 11/18/22		450,000	560,250
TOTAL URUGUAY			1,001,249
Venezuela - 5.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		1,800	49,050
6% 12/9/20		350,000	193,375
7% 3/31/38		300,000	157,500
7.75% 10/13/19 (Reg. S)		550,000	350,625
Government Obligations - continued
		Principal Amount (b)	Value
Venezuela - continued
Venezuelan Republic: - continued
8.5% 10/8/14		$ 365,000	$ 319,375
9% 5/7/23 (Reg. S)		1,450,000	909,875
9.25% 9/15/27		950,000	598,500
9.25% 5/7/28 (Reg. S)		690,000	426,075
9.375% 1/13/34		510,000	317,475
10.75% 9/19/13		365,000	357,700
11.95% 8/5/31 (Reg. S)		680,000	501,160
12.75% 8/23/22		1,635,000	1,299,825
13.625% 8/15/18		385,000	369,600
TOTAL VENEZUELA			5,850,135
Vietnam - 1.7%
Vietnamese Socialist Republic:
1.3258% 3/12/16 (f)		215,217	182,935
4% 3/12/28 (c)		1,100,000	891,000
6.75% 1/29/20 (d)		225,000	211,500
6.875% 1/15/16 (d)		550,000	539,000
TOTAL VIETNAM			1,824,435
TOTAL GOVERNMENT OBLIGATIONS (Cost $66,041,851)			63,722,919
Sovereign Loan Participations - 0.9%

Indonesia - 0.9%
Indonesian Republic loan participation Goldman Sachs 1.25% 12/14/19 (f) (Cost $907,992)		953,704	904,826
Preferred Securities - 1.3%

Brazil - 0.8%
Globo Comunicacoes e Participacoes SA 6.25% (c)(d)(e)	800,000	831,783
Cayman Islands - 0.5%
CSN Islands XII Corp. 7% (Reg. S) (e)	600,000	555,808
TOTAL PREFERRED SECURITIES (Cost $1,437,739)		1,387,591
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (a) (Cost $3,379,033)	3,379,033	$ 3,379,033
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $108,212,725)		103,128,681
NET OTHER ASSETS (LIABILITIES) - 1.5%		1,521,483
NET ASSETS - 100%		$ 104,650,164
Currency Abbreviations
BRL	-	Brazilian real
GHS	-	Ghana Cedi
INR	-	Indian rupee
NGN	-	Nigerian naira
TRY	-	New Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,164,997 or 36.5% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,089
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 33,734,312	$ -	$ 33,734,312	$ -
Government Obligations	63,722,919	-	63,722,919	-
Sovereign Loan Participations	904,826	-	904,826	-
Preferred Securities	1,387,591	-	1,387,591	-
Money Market Funds	3,379,033	3,379,033	-	-
Total Investments in Securities:	$ 103,128,681	$ 3,379,033	$ 99,749,648	$ -
Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $108,030,174. Net unrealized depreciation aggregated $4,901,493, of which $680,635 related to appreciated investment securities and $5,582,128 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011